Note 1. Organization and Nature of Business: Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2016
Policies
Basis of Presentation

Basis of presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) as promulgated in the United States of America. The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Bid Data Media LLC. The Company is still devoting substantially all of its efforts to establishing the business and its planned principal operations have not commenced.  All losses accumulated since inception have been considered as part of the Company's development stage activities.